Segment Information - Schedule of Segment Information (Details) - USD ($) $ in Thousands	3 Months Ended
	Mar. 31, 2026	Mar. 31, 2025
Segment Reporting Information [Line Items]
Revenue	$ 2,832	$ 699
Cost of revenue (exclusive of depreciation and amortization below)	113	49
Research and development	17,348	10,009
General and administrative	9,759	1,912
Sales and marketing	1,401	228
Depreciation and amortization	1,617	1,277
Net loss	(20,604)	(12,205)
Reportable Segment
Segment Reporting Information [Line Items]
Revenue	2,832	699
Cost of revenue (exclusive of depreciation and amortization below)	48	5
Research and development	8,372	3,016
General and administrative	7,989	980
Sales and marketing	1,208	24
Salaries and share-based compensation expense	11,004	8,173
Depreciation and amortization	1,617	1,277
Interest (income) expense, net	190	(553)
Other segment items	(6,992)	(18)
Net loss	$ (20,604)	$ (12,205)